Other Tax Liabilities	12 Months Ended
Dec. 31, 2022
Other Tax Liabilities
Other Tax Liabilities

(G.2) Other Tax Liabilities

€ millions	2022			2021
	Current	Non-Current	Total	Current	Non-Current	Total
Other tax liabilities	662	0	662	646	0	646
/ Other non-financial liabilities	4,818	705	5,523	5,203	860	6,063
Other tax liabilities as % of / Other non-financial liabilities	14	0	12	12	0	11

Other tax liabilities primarily consist of VAT, payroll tax, sales tax, and withholding tax.